CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Total revenues		$ 1,916,475	$ 1,854,658	$ 1,741,301
Operating expenses:
Total cost of revenues		201,379	212,963	202,003
Research and development		211,523	192,386	178,372
Selling and marketing		500,854	433,427	420,526
General and administrative		88,945	91,965	88,130
Total operating expenses		1,002,701	930,741	889,031
Operating income		913,774	923,917	852,270
Financial income, net		65,066	47,029	44,402
Income before taxes on income		978,840	970,946	896,672
Taxes on income		157,535	168,023	171,825
Net income		$ 821,305	$ 802,923	$ 724,847
Basic earnings per ordinary share		$ 5.24	$ 4.93	$ 4.26
Diluted earnings per ordinary share		$ 5.15	$ 4.82	$ 4.18
Products and licenses
Revenues:
Total revenues		$ 525,557	$ 559,026	$ 572,964
Operating expenses:
Total cost of revenues	[1]	91,949	104,210	105,967
Security subscriptions
Revenues:
Total revenues		542,323	480,352	389,885
Operating expenses:
Total cost of revenues	[1]	17,725	18,869	10,841
Software updates and maintenance
Revenues:
Total revenues		848,595	815,280	778,452
Operating expenses:
Total cost of revenues	[1]	88,894	87,700	83,011
Amortization of technology
Operating expenses:
Total cost of revenues		$ 2,811	$ 2,184	$ 2,184

[1]	Not including amortization of technology shown separately below.